[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	SEMI-ANNUAL REPORT
Place where this Semi-Annual Report is being filed:	Director-General, Kanto Local Finance Bureau
Filing Date:	June 30, 2005
Accounting Period	During the Eleventh Term (From October 1, 2004 to March 31, 2005)
Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name of the Registrant:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of Trustees:	Charles E. Porter Executive Vice President, Associate Treasurer and Principal Executive Officer
Address of Principal Office:	One Post Office Square Boston, Massachusetts 02109 U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters Meiji Yasuda Building 1-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005
Name of Liaison Contact:	Akihiro Wani Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters Meiji Yasuda Building 1-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005
Phone Number:	03-6212-1200
Places where a copy of Semi-Annual Report is available for Public Inspection:	Not applicable.

1

STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(“Putnam U.S. Government Income Trust”) (“Fund”)

(1)

Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of April 30, 2005)
Types of Assets	Name of Country	Total USD	Investment Ratio (%)
U.S. Government Agency Mortgages	United States	1,246,450,468	75.15
Collateral Mortgage Obligations	United States	150,814,251	9.09
Short-Term Investments	United States	156,874,954	9.46
Cash, Deposit and Other Assets (After deduction of liabilities)		104,482,234	6.30
Total		1,658,621,907	100.00
(Net Asset Value)		(JPY 176,394 million)

Note 1:

Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

Note 2:

The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY106.35 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 28, 2005 quoted by The Bank of Tokyo-Mitsubishi, Ltd.  The same applies hereinafter.

Note 3:

In this report, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount.  Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary.  As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)

Results of Past Operations

A.

Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of April 2005 is as follows:

	Total Net Asset Value		Net Asset Value per Share
	USD (thousands)	JPY (millions)	USD	JPY
2004 End of May	53,149	5,652	12.96	1,378
June	52,911	5,627	13.04	1,387
July	52,745	5,609	13.10	1,393
August	56,654	6,025	13.24	1,408
September	50,649	5,387	13.23	1,407
October	50,151	5,334	13.27	1,411
November	48,234	5,130	13.22	1,406
December	47,271	5,027	13.23	1,407
2005 End of January	46,832	4,981	13.27	1,411
February	46,283	4,922	13.20	1,404
March	46,076	4,900	13.16	1,400
April	46,681	4,965	13.25	1,409

Note:

Operations of Class M Shares were commenced on February 6, 1995.

B.

Record of Distributions Paid (Class M Shares)

Period	Amount paid per Share
(5/1/04 - 4/30/05)	USD0.36 (JPY38)

Note:

Record of distribution paid during the period from May 2004 through April 2005 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)
2004	May 12	0.025	12.88
	Jun. 14	0.025	12.84
	Jul. 12	0.031	13.10
	Aug. 12	0.031	13.17
	Sep. 10	0.031	13.21
	Oct. 12	0.031	13.23
	Nov. 12	0.031	13.22
	Dec. 10	0.031	13.23
2005	Jan. 11	0.031	13.22
	Feb. 11	0.031	13.26
	Mar. 11	0.031	13.13
	Apr. 12	0.031	13.18

C.

Record of Rate of Return (Class M Shares)

Period	Rate or Return (%)
(05/01/04 - 04/30/05)	4.51

Note:

Calculation of the yield on investment (including dividend) (the overall yield on investment):

Overall yield on investment (%)	= 100 ×	NAV at term end	×	Cumulative increase ratio by distribution	- 1
NAV at beginning of term

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

1

OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

2

Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of April and number of outstanding shares of the Fund as of the end of April 2005 are as follows: (05/01/04 - 04/30/05)

Number of Shares Sold	Number of Shares Repurchased	Number of Outstanding Shares
807,145 (116,400)	1,515,225 (687,900)	3,523,702 (2,776,750)

Note:

The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

3

OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1)

Amount of Capita Stockl

(as of April 30, 2005)

A.

Amount of members’ equity:

$85,105,561*

*Unaudited

B.

Number of authorized shares of capital stock:

Not applicable.

C.

Number of outstanding shares of capital stock:

Not applicable.

(1)

Summary of Business Lines and Business Operation]

The end of April 2005, Investment Management Company managed, advised, and ;or administered the following 107 funds and fund portfolios (having an aggregate net asset value of over $130 billion).

Name of Country	Principal Characteristics	Number of the Funds	Total Net Asset Value ($ million)
U.S.A.	Closed End Type Bond Fund	12	$4,553.09 (JPY484.2 billion)
U.S.A.	Open End Type Balanced Fund	13	$36,044.36 (JPY3,833.3 billion)
U.S.A.	Open End Type Bond Fund	31	$30,948.80 (JPY3,291.4 billion)
U.S.A.	Open End Type Equity Fund	51	$58,813.40 (JPY6,254.8 billion)
		107	$130,359.66 (JPY13,863.7)

(2)

Miscellaneous

Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds.  The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years.  The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations.  Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

2

OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.

Translation of financial statements for the years ended December 31, 2004, 2003 and 2002 and independent auditors’ report are attached to the Japanese version of the Semi-annual Report.

[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	AMENDMENT TO SECURITIES REGISTRATION STATEMENT
Place where this Amendment to Securities Registration Statement is being filed:	Director-General of Kanto Local Finance Bureau
Filing Date:	June 30, 2005
Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of Trustees:	Charles E. Porter Executive Vice President, Associate Treasurer and Principal Executive Officer
Address of Principal Office:	One Post Office Square Boston, Massachusetts 02109 U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters Meiji Yasuda Building 1-1, Marunouchi 2-chome Chiyoda-ku, Tokyo 100-0005 Japan
Name of Liaison Contact:	Akihiro Wani Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters Meiji Yasuda Building 1-1, Marunouchi 2-chome Chiyoda-ku, Tokyo 100-0005 Japan
Phone Number:	03-6212-1200
Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities to be covered by the Securities Registration Statement:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold to be covered by the Securities Registration Statement:

Up to107.04 million Class M Shares.  Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 107.04 million Class M Shares.  (The maximum amount expected to be sold is 1,420.42 million U.S. dollars (JPY 151.1 billion).

Note 1:

U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY106.35, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 28, 2005.

.Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2005 (U.S.$13.27) by 107.04 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration Statement is available for Public Inspection:	Not applicable.

I.

REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement amends and updates the relevant information of the Securities Registration Statement (“Original SRS”) filed on March 31, 2005 due to the fact that the aforementioned Semi-annual Report was filed today and that some information needs to be amended.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.

CONTENTS OF THE AMENDMENT:

Relevant information of the Original SRS shall be replaced with [After Amendment].

The revised parts are marked with underline.

PART I.

INFORMATION CONCERNING SECURITIES

(8)

PLACE OF SUBSCRIPTION:

[Before Amendment]

Mitsubishi Securities Co., Ltd. (hereinafter referred to as “Mitsubishi” or the “Distributor”) 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005, Japan

Note:

The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

[After Amendment]

Mitsubishi Securities Co., Ltd. (hereinafter referred to as “Mitsubishi” or the “Distributor”) 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005, Japan

Note1:

The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

Note 2:

Mitsubishi is scheduled to merge with UFJ Tsubasa Securities Co., Ltd. to form Mitsubishi UFJ Securities Co., Ltd  as of October 1, 2005.

PART II.

INFORMATION CONCERNING FUND

I.

DESCRIPTION OF THE FUND

3

NATURE OF THE FUND

(2)

Structure of the Fund

A.

Structure of the Fund:

[Before Amendment]

[After Amendment]

Note :

Mitsubishi Securities Co., Ltd. is scheduled to merge with UFJ Tsubasa Securities Co., Ltd. to form Mitsubishi UFJ Securities Co., Ltd.  as of October 1, 2005.

B.

Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

[Before Amendment]

Name	Role in the management of the Fund	Summary of the agreement, etc.
(omitted)
Mitsubishi Securities, Co., Ltd.	Distributor in Japan

The Distributor in Japan has entered into the Japan Dealer Sales Contract with the Putnam Retail Management as of November 25, 1997, which sets out that the Distributor in Japan forwards sales and repurchase orders in Japan to the Putnam Retail Management.

Agent Securities Company

The Agent Securities Company has entered into the Agent Securities Company Agreement with the Fund as of November 6, 1997, which sets out that the Agent Securities Company distributes prospectus, makes public in Japan the daily net asset value per share of the Fund, and distributes any documents required to be prepared in accordance with the applicable laws and regulations of Japan.

[After Amendment]

Name	Role in the management of the Fund	Summary of the agreement, etc.
(omitted)
Mitsubishi Securities, Co., Ltd.	Distributor in Japan

The Distributor in Japan has entered into the Japan Dealer Sales Contract with the Putnam Retail Management as of November 25, 1997, which sets out that the Distributor in Japan forwards sales and repurchase orders in Japan to the Putnam Retail Management.

Agent Securities Company

The Agent Securities Company has entered into the Agent Securities Company Agreement with the Fund as of November 6, 1997, which sets out that the Agent Securities Company distributes prospectus, makes public in Japan the daily net asset value per share of the Fund, and distributes any documents required to be prepared in accordance with the applicable laws and regulations of Japan.

Note :

Mitsubishi Securities Co., Ltd. is scheduled to merge with UFJ Tsubasa Securities Co., Ltd. to form Mitsubishi UFJ Securities Co., Ltd  as of October 1, 2005.

D.

Investment Management Company

[Before Amendment]

(e)

Amount of Capital Stock  (as of January 31, 2005)

(i)

Amount of Members’ Equity :

$14,818,904

(omitted)

[After Amendment]

(e)

Amount of Capital Stock  (as of April 30, 2005)

(ii)

Amount of Members’ Equity :

$85,105,561*

*Unaudited

(omitted)

1

INVESTMENT POLICY

(3)

Structure of the Management of the Fund

 [Before Amendment]

(omitted)

The following team members coordinate the team’s management of the Fund’s portfolio.  Their experience as investment professionals over the last five years is shown.  The following table also shows the dollar range of shares of the Fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio leader	Since	Employer	Positions Over Past Five Years	Dollar Range of Fund Shares Owned
Kevin M. Cronin	1998	Putnam Management 1997 - Present	Chief Investment Officer, Core Fixed Income Team	$0
Portfolio member	Since	Employer	Positions Over Past Five Years	Dollar Range of Fund Shares Owned
Rob A. Bloemker	2002	Putnam Management 1999 - Present	Team Leader	$0

(omitted)

[After Amendment]

(omitted)

The following team members coordinate the team’s management of the Fund’s portfolio.  Their experience as investment professionals over the last five years is shown.  The following table also shows the dollar range of shares of the Fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio leader	Since	Employer	Positions Over Past Five Years	Dollar Range of Fund Shares Owned
Kevin M. Cronin	1998	Putnam Management 1997 - Present	Head of Investments; Chief Investment Officer, Core Fixed Income, Fixed Income Money Market and Tax Exempt Fixed Income Teams.	$0
Portfolio member	Since	Employer	Positions Over Past Five Years	Dollar Range of Fund Shares Owned
Rob A. Bloemker	2002	Putnam Management 1999 - Present	Team Leader, Mortgage and Government Team. Previously, Mortgage Specialist, Core Fixed Income Team.	$0
Daniel S. Choquette	2005	Putnam Management 2002-Present Lehman Brothers Pirior to Sept. 2002	Mortgage Specialist, Core Fixed Income Team. Fixed Income Derivatives Trader.	N/A*

*

Mr. Choquette became a portfolio member of the fund after November 30, 2004.

(omitted)

5.

STATUS OF INVESTMENT FUND

(1)

Diversification of Investment Portfolio

Relevant information in the Original SRS shall be updated as follows:

			(As of April 30, 2005)
Types of Assets	Name of Country	Total USD	Investment Ratio (%)
U.S. Government Agency Mortgages	United States	1,246,450,468	75.15
Collateral Mortgage Obligations	United States	150,814,251	9.09
Short-Term Investments	United States	156,874,954	9.46
Cash, Deposit and Other Assets (After deduction of liabilities)		104,482,234	6.30
Total		1,658,621,907	100.00
(Net Asset Value)		(JPY 176,394 million)

Note 1:

Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

Note 2:

The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY106.35 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 28, 2005 quoted by The Bank of Tokyo-Mitsubishi, Ltd.  The same applies hereinafter.

Note 3:

In this report, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount.  Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary.  As a result, in this report, there are cases in which figures for the same information differ from each other.

(3)

Results of Past Operations

The following information shall be added to the Original SRS.

A.

Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of February 2005 to and including the end of April 2005 is as follows:

	Total Net Asset Value		Net Asset Value per Share
	USD (thousands)	JPY (millions)	USD	JPY
2005 End of February	46,283	4,922	13.20	1,404
March	46,076	4,900	13.16	1,400
April	46,681	4,965	13.25	1,409

B.

Record of Distributions Paid

Period	Amount paid per Share
	USD	JPY
(05/01/04 - 04/30/05)	0.36	38

Note:

Record of distribution paid during April 2005 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)
2005	Apr. 12	0.031	13.18

C.

Record of Rate of Return

Period	Rate of Return (%)
(05/01/04 - 04/30/05)	4.51

Note:

Calculation of the yield on investment (including dividend) (the overall yield on investment):

Overall yield on investment (%)	= 100 ×	NAV at term end	×	Cumulative increase ratio by distribution	- 1
NAV at beginning of term

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

7

OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(3)

INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

C.

Agent in Japan:

[Before Amendment]

Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(Note)

As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of “Linklaters”.

[After Amendment]

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

II

FINANCIAL HIGHLIGHTS

Translation of highlights of unaudited semi-annual accounts is added to the Japanese version of the Original SRS

PART III

DETAILED INFORMATION CONCERNING THE FUND

III.

MANAGEMENT AND ADMINISTRATION

1

OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(5)

Miscellaneous:

E.

Litigation and Other Significant Events

 [Before Amendment]

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

[After Amendment]

Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds.  The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years.  The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations.  Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

3

INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(3)

Agent in Japan:

[Before Amendment]

Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a)

the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b)

representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Linklaters Law Office (Note)
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(Note)

As of April 1, 2005, Linklaters Law Office formally merges with Linklaters Foreign Law Office and use the name of “Linklaters”.

[After Amendment]

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(c)

the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(d)

representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

IV.

FINANCIAL CONDITIONS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

V

Record of Sales and Repurchases

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of April 2005 are as follows: (05/01/04 - 04/30/05)

Number of Shares Sold	Number of Shares Repurchased	Number of Outstanding Shares
807,145 (116,400)	1,515,225 (687,900)	3,523,702 (2,776,750)

Note:

The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

PART IV.

SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2

SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

Relevant information in the Original SRS shall be updated as follows:

As of the end of April 2005, the Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of over $130 billion).

(As of the end of April 2005)

Name of Country	Principal Characteristics	Number of the Funds	Total Net Asset Value ($ million)
U.S.A.	Closed End Type Bond Fund	12	$4,553.09 (JPY484.2) billion)
U.S.A.	Open End Type Balanced Fund	13	$36,044.36 (JPY3,833.3 billion)
U.S.A.	Open End Type Bond Fund	31	$30,948.80 (JPY3,291.4 billion)
U.S.A.	Open End Type Equity Fund	51	$58,813.40 (JPY6,254.8 billion)
		107	$130,359.66 (JPY13,863.7)

3

FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2004 and 2003 are attached to the Japanese version of the Original SRS.

5

MISCELLANEOUS

(5)

Litigation, etc.

 [Before Amendment]

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.

Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds.  The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds.  The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

[After Amendment]

Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds.  The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years.  The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations.  Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

II.

OUTLINE OF THE OTHER RELATED COMPANIES

1

NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

C

Mitsubishi Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

[Before Amendment]

(1)

Amount of Capital:

JPY65.518 billion as of January 31, 2005

(2)

Description of Business:

Mitsubishi Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency.  It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

[After Amendment]

(1)

Amount of Capital:

JPY65.518 billion as of January 31, 2005

(2)

Description of Business:

Mitsubishi Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency.  It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

Note :

Mitsubishi Securities Co., Ltd. is scheduled to merge with UFJ Tsubasa Securities Co., Ltd. to form Mitsubishi UFJ Securities Co., Ltd  as of October 1, 2005.